Fair Value of Financial Assets and Liabilities - Assumptions and Inputs were Used in Determining Fair Value of Preferred Stock Warrant Liability (Detail)		6 Months Ended	12 Months Ended
	Feb. 10, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected term (in years)		2 years 6 months	1 month 13 days	1 year
Expected volatility		82.60%	74.10%	78.10%
Risk-free interest rate		0.65%	0.14%	0.25%
Preferred Stock Warrant Liability [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected term (in years)	2 years 3 months		2 years 6 months	3 years 6 months
Expected volatility	73.24%		59.12%	59.80%
Risk-free interest rate	0.74%		1.21%	1.20%
Expected dividend yield	8.00%		8.00%	8.00%